Financial Assets and Financial Liabilities - Schedule of Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Trade payables	¥ 27,310	¥ 34,697
Financial liabilities included in other payables and accruals	29,485	20,190
Amount due to a related party	7,177
Amount due to a shareholder	325
Interest-bearing loans and borrowings	60,000	55,000
Lease liabilities	7,660	5,217
Total current financial liabilities	131,957	115,104
Non-current
Other payable		31,700
Lease liabilities	9,830	9,496
Total non-current financial liabilities	9,830	41,196
Total	¥ 141,787	¥ 156,300